GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Of Changes In Goodwill
SCHEDULE OF CHANGES IN GOODWILL

Changes in goodwill are as follows during the years ended December 31, 2025 and 2024:

Balance as of January 1, 2024	11,425,148
Less: Impairment	(2,996,248)
Less: Foreign currency translation	(90,353)
Balance as of December 31, 2024	$8,338,547
Less:Written off ESQ	(90,266)
Add:Goodwill on new acquisitions	42,291,197
Less:Impairment	(5,764,349)
Less:Foreign currency translation	17,406
Balance as of December 31, 2025	$44,792,535